Advance to Suppliers - Schedule of Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ (8,323)	$ (1,140)	¥ (8,472)
(Additional allowance)/reversal for expected credit losses	(1,020)	(189)	149
Balance at the end of the year	¥ (9,343)	$ (1,329)	¥ (8,323)